Leases - Operating Subleases (Details) $ in Thousands	Jan. 03, 2021 USD ($)
Operating Leases
2021	$ 4,564
2022	4,531
2023	4,527
2024	4,560
2025	4,663
Thereafter	38,389
Total	$ 61,234